Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	MFS SERIES TRUST IX /MA/
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Feb. 27, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | A
Risk/Return:
Trading Symbol	MIAAX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | R4
Risk/Return:
Trading Symbol	MIAJX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | B
Risk/Return:
Trading Symbol	MIABX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | C
Risk/Return:
Trading Symbol	MIACX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | I
Risk/Return:
Trading Symbol	MIAIX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | R1
Risk/Return:
Trading Symbol	MIALX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | R2
Risk/Return:
Trading Symbol	MIATX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | R3
Risk/Return:
Trading Symbol	MIAHX
MFS Inflation-Adjusted Bond Fund Summary of Key Information | MFS Inflation-Adjusted Bond Fund Summary of Key Information | R5
Risk/Return:
Trading Symbol	MIAKX